Newbuildings (Tables)	12 Months Ended
Dec. 31, 2023
New buildings [Abstract]
Carrying Value of Newbuildings
The table below sets forth the carrying value of our newbuildings:

	For the Years Ended December 31,
(In $ millions)	2023	2022
Balance as of January 1,	3.5	135.5
Additions	1.9	—
Disposals	—	(7.6)
Impairment	—	(124.4)
Total newbuildings	5.4	3.5
The calculation of the impairment charge recognized during the year ended December 31, 2022 is as follows:

(In $ millions)
Three newbuildings considered in the LOI carrying value	132.0
Estimated cost to complete and respective onerous provision, net	312.4
Total	444.4
Potential sale price	320.0
Impairment charge	(124.4)
Carrying Value	7.6